September 4, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Eaton Vance Senior Income Trust (the “Registrant”) (Investment Company Act of 1940 File No. 811-09013)

Dear Sir or Madam:

On behalf of the above-referenced Registrant, transmitted herewith, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and Regulation S-T, are preliminary copies of the Shareholder Letter, Notice of Annual Meeting of Shareholders, Proxy Statement and forms of Proxy Cards with regard to the Registrant’s upcoming Annual Meeting of Shareholders (“Proxy Materials”).

The definitive proxy materials are expected to be mailed to shareholders on or about September 17, 2020.

If you have any questions or comments concerning the foregoing or the enclosed, please contact the undersigned at 617-672-6170.

Very truly yours,

/s/ Jill R. Damon

Jill R. Damon

Vice President, Counsel